UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      May 7, 2010
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other
	reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported
	in this report and a portion are reported by other
	reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  28

Form 13F Information Table Value Total:	 $138,645
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


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                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

BPZ RESOURCES, INC		COM	  055639108    1,977 	269,020    SH		Sole		269,020    0	0
BRIGHAM EXPLORATION CO		COM	  109178103    1,416 	 88,800    SH		Sole		 88,800    0	0
CARBO CERAMICS INC		COM	  140781105    1,247 	 20,000    SH		Sole		 20,000    0	0
CHESAPEAKE ENERGY CORP		COM	  165167107    9,226 	390,255    SH		Sole		390,255    0	0
COMPTON PETROLEUM CORP	 	COM	  204940100	 564 	600,000    SH		Sole		600,000    0	0
GLOBAL INDS LTD			COM	  379336100	 642 	100,000    SH		Sole		100,000    0	0
ISHARES RUSSELL 2000 IND FD  RUSSELL 2000 464287655   20,341 	300,000    SH	PUT	Sole		300,000    0	0
KEY ENERGY SERVICES INC	 	COM	  492914106	 615 	 64,368    SH	  	Sole		 64,368    0	0
MARINER ENERGY INC		COM	  56845T305    1,497 	100,000    SH	CALL	Sole		100,000    0	0
MCDERMOTT INTL			COM	  580037109   16,951 	629,683    SH		Sole		629,683    0	0
MCDERMOTT INTL			COM	  580037109    2,692 	100,000    SH	CALL	Sole		100,000    0	0
NOBLE CORPORATION (CH)      NAMEN-AKT	  H5833N103    9,100 	217,602    SH		Sole		217,602    0	0
NOBLE ENERGY INC		COM	  655044105	 183 	  2,500    SH	CALL	Sole		  2,500    0	0
PETROHAWK ENERGY CORP		COM	  716495106    4,401 	217,017    SH		Sole		217,017    0	0
PETROHAWK ENERGY CORP		COM	  716495106	 911 	 44,900    SH	CALL	Sole		 44,900    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100    7,436 	247,951    SH		Sole		247,951    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100    2,999 	100,000    SH	CALL	Sole		100,000    0	0
RANGE RESOURCES CORP		COM	  75281A109    7,491 	159,830    SH		Sole		159,830    0	0
ROSETTA RESOURCES INC		COM	  777779307	 707 	 30,000    SH		Sole		 30,000    0	0
SANDRIDGE ENERGY, INC		COM	  80007P307    1,197 	155,400    SH		Sole		155,400    0	0
SOUTHWESTERN ENERGY CO		COM	  845467109    7,194 	176,660    SH		Sole		176,660    0	0
SUPERIOR ENERGY SERVICES INC	COM	  868157108    1,107 	 52,679    SH		Sole		 52,679    0	0
SWIFT ENERGY COMPANY		COM	  870738101    6,726 	218,800    SH		Sole		218,800    0	0
TRANSOCEAN LTD.		      REG SHS	  H8817H100    6,866 	 79,487    SH		Sole		 79,487    0	0
ULTRA PETROLEUM CORP		COM	  903914109   11,755 	252,084    SH		Sole		252,084    0	0
VANTAGE DRILLING COMPANY      ORD SHS	  G93205113    6,048  4,086,719    SH		Sole	      4,086,719    0	0
WEATHERFORD INT'L LTD		REG	  H27013103    6,563 	413,802    SH		Sole		413,802    0	0
WEATHERFORD INT'L LTD		REG	  H27013103	 793 	 50,000    SH	CALL	Sole		 50,000    0	0


